Leases - Components of lease expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases
Amortization of ROU Assets-Finance Leases					$ 5,160	$ 9,305
Interest on Lease Liabilities-Finance Leases					294	1,886
Short-term Lease Cost	$ 45,501	$ 35,250	$ 133,086	$ 105,750	141,000	125,700
Total Lease Cost					$ 146,454	$ 136,891